Other Intangible Assets - Finite-Lived Other Intangible Assets (Detail) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Finite-Lived Intangible Assets [Line Items]
Cost, Beginning Balance	€ 114,903	€ 107,245
Acquisitions through business combinations	604,057
Additions	4,000	7,658
Cost, Ending Balance	689,947	114,903	107,245
Accumulated amortization, Beginning Balance	104,960	98,879
Amortization	27,562	6,081	5,300
Accumulated amortization, Ending Balance	131,739	104,960	98,879
Carrying amount	558,208	9,943
Cost [Member]
Finite-Lived Intangible Assets [Line Items]
Effect of changes in exchange rates	(33,013)
Accumulated amortization [Member]
Finite-Lived Intangible Assets [Line Items]
Effect of changes in exchange rates	(783)
Brands [Member]
Finite-Lived Intangible Assets [Line Items]
Cost, Beginning Balance
Acquisitions through business combinations	13,280
Additions
Cost, Ending Balance	12,554
Accumulated amortization, Beginning Balance
Amortization	382
Accumulated amortization, Ending Balance	369
Carrying amount	12,185
Brands [Member] | Cost [Member]
Finite-Lived Intangible Assets [Line Items]
Effect of changes in exchange rates	(726)
Brands [Member] | Accumulated amortization [Member]
Finite-Lived Intangible Assets [Line Items]
Effect of changes in exchange rates	(13)
Intellectual property [Member]
Finite-Lived Intangible Assets [Line Items]
Cost, Beginning Balance	54,908	47,250
Acquisitions through business combinations
Additions	4,000	7,658
Cost, Ending Balance	58,908	54,908
Accumulated amortization, Beginning Balance	48,028	47,228
Amortization	2,135	800
Accumulated amortization, Ending Balance	50,163	48,028
Carrying amount	8,745	6,880
Intellectual property [Member] | Cost [Member]
Finite-Lived Intangible Assets [Line Items]
Effect of changes in exchange rates
Intellectual property [Member] | Accumulated amortization [Member]
Finite-Lived Intangible Assets [Line Items]
Effect of changes in exchange rates
Developed technology [Member]
Finite-Lived Intangible Assets [Line Items]
Cost, Beginning Balance	49,031	49,031
Acquisitions through business combinations	427,797
Additions
Cost, Ending Balance	453,448	49,031
Accumulated amortization, Beginning Balance	48,351	44,271
Amortization	18,694	4,080
Accumulated amortization, Ending Balance	66,449	48,351
Carrying amount	386,999	680
Developed technology [Member] | Cost [Member]
Finite-Lived Intangible Assets [Line Items]
Effect of changes in exchange rates	(23,380)
Developed technology [Member] | Accumulated amortization [Member]
Finite-Lived Intangible Assets [Line Items]
Effect of changes in exchange rates	(596)
Customer relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Cost, Beginning Balance	8,733	8,733
Acquisitions through business combinations	162,980
Additions
Cost, Ending Balance	162,806	8,733
Accumulated amortization, Beginning Balance	6,369	5,277
Amortization	6,332	1,092
Accumulated amortization, Ending Balance	12,527	6,369
Carrying amount	150,279	2,364
Customer relationships [Member] | Cost [Member]
Finite-Lived Intangible Assets [Line Items]
Effect of changes in exchange rates	(8,907)
Customer relationships [Member] | Accumulated amortization [Member]
Finite-Lived Intangible Assets [Line Items]
Effect of changes in exchange rates	(174)
Other [Member]
Finite-Lived Intangible Assets [Line Items]
Cost, Beginning Balance	2,231	2,231
Acquisitions through business combinations
Additions
Cost, Ending Balance	2,231	2,231
Accumulated amortization, Beginning Balance	2,212	2,103
Amortization	19	109
Accumulated amortization, Ending Balance	2,231	2,212
Carrying amount	0	19
Other [Member] | Cost [Member]
Finite-Lived Intangible Assets [Line Items]
Effect of changes in exchange rates
Other [Member] | Accumulated amortization [Member]
Finite-Lived Intangible Assets [Line Items]
Effect of changes in exchange rates